Consolidated Financial Statements - Consolidated Statements of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (4,169)	$ 2,483	$ 1,427	$ 3,379	$ 2,738
Total comprehensive income (loss)			1,426
As Previously Reported
Net income (loss)			1,598
Total comprehensive income (loss)			1,597
Adjustments
Net income (loss)			(171)
Total comprehensive income (loss)			$ (171)